Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

July 29, 2014

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O'Connor

RE:	Optimum Fund Trust (the “Registrant”) File Nos. 811-21335/333-104654

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated July 29, 2013, for Optimum International Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on September 25, 2013 (Accession No. 0001582816-13-000143) pursuant to Rule 497(e) under the 1933 Act. If you have any questions or comments regarding this filing, please call me at (215) 564-8071.

Very truly yours,

/s/ Taylor Brody
Taylor Brody
cc:	Anthony G. Ciavarelli
Bruce G. Leto